Related Party Disclosures	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
RELATED PARTY DISCLOSURES

19. RELATED PARTY DISCLOSURES

Key management, including the Board of Directors and the executive management team, compensation expenses were:

in CHF thousands	For the years ended December 31,
	2024	2023	2022
Salaries, cash compensation and other short-term benefits	4,902	3,067	3,506
Pension expense	398	320	227
Share-based compensation expense	7,480	2,543	535
Total	12,780	5,930	4,268

Salaries, cash compensation and other short-term benefits include social security, board member fees and insurance benefits.

The number of key management individuals reported as receiving compensation in the table above was increased from 6 to 12 for the year ended December 31, 2024 as compared to the year ended December 31, 2023. The number of individuals receiving compensation for service on the Board of Directors as reported in the table above increased from 3 to 5 for the year ended December 31, 2024 as compared to the year ended December 31, 2023.